Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.24%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	23,387	$803,577
Omnicom Group, Inc.	12,308	981,686
		1,785,263
Aerospace & Defense–1.73%
Boeing Co. (The)(b)	33,533	5,998,383
General Dynamics Corp.	13,517	3,411,556
Howmet Aerospace, Inc.	22,343	841,661
Huntington Ingalls Industries, Inc.	2,318	537,683
L3Harris Technologies, Inc.	11,498	2,610,966
Lockheed Martin Corp.	14,268	6,922,691
Northrop Grumman Corp.	8,716	4,648,156
Raytheon Technologies Corp.	89,300	8,815,696
Textron, Inc.	13,097	934,864
TransDigm Group, Inc.	3,131	1,967,833
		36,689,489
Agricultural & Farm Machinery–0.35%
Deere & Co.	16,731	7,378,371
Agricultural Products–0.15%
Archer-Daniels-Midland Co.	33,544	3,270,540
Air Freight & Logistics–0.61%
C.H. Robinson Worldwide, Inc.	7,723	773,999
Expeditors International of Washington, Inc.	10,065	1,168,144
FedEx Corp.	14,213	2,589,893
United Parcel Service, Inc., Class B	44,073	8,361,970
		12,894,006
Airlines–0.22%
Alaska Air Group, Inc.(b)(c)	7,483	354,994
American Airlines Group, Inc.(b)(c)	37,883	546,652
Delta Air Lines, Inc.(b)	38,026	1,344,980
Southwest Airlines Co.(b)	35,195	1,404,632
United Airlines Holdings, Inc.(b)	20,637	911,536
		4,562,794
Alternative Carriers–0.01%
Lumen Technologies, Inc.(c)	54,751	299,488
Apparel Retail–0.38%
Ross Stores, Inc.	20,993	2,470,246
TJX Cos., Inc. (The)	70,480	5,641,924
		8,112,170
Apparel, Accessories & Luxury Goods–0.07%
Ralph Lauren Corp.	2,762	312,437
Tapestry, Inc.	15,887	600,052
VF Corp.	19,073	625,976
		1,538,465
Application Software–1.99%
Adobe, Inc.(b)	28,129	9,702,536
ANSYS, Inc.(b)	5,185	1,318,545
Shares		Value
Application Software–(continued)
Autodesk, Inc.(b)	13,069	$2,639,285
Cadence Design Systems, Inc.(b)	16,466	2,832,811
Ceridian HCM Holding, Inc.(b)(c)	9,199	629,580
Intuit, Inc.	16,956	6,911,096
Paycom Software, Inc.(b)	2,861	970,165
PTC, Inc.(b)	6,254	795,571
Roper Technologies, Inc.	6,410	2,813,285
salesforce.com, inc.(b)	59,606	9,551,861
Synopsys, Inc.(b)	9,117	3,095,586
Tyler Technologies, Inc.(b)	2,434	834,229
		42,094,550
Asset Management & Custody Banks–0.77%
Ameriprise Financial, Inc.	6,588	2,186,887
Bank of New York Mellon Corp. (The)	44,449	2,040,209
BlackRock, Inc.	9,062	6,488,392
Franklin Resources, Inc.	16,441	440,783
Invesco Ltd.(d)	27,342	522,506
Northern Trust Corp.	12,344	1,149,350
State Street Corp.	21,745	1,732,424
T. Rowe Price Group, Inc.(c)	13,617	1,700,899
		16,261,450
Auto Parts & Equipment–0.11%
Aptiv PLC(b)	16,072	1,714,400
BorgWarner, Inc.	14,027	596,288
		2,310,688
Automobile Manufacturers–1.80%
Ford Motor Co.	238,167	3,310,521
General Motors Co.	88,208	3,577,717
Tesla, Inc.(b)	160,087	31,168,939
		38,057,177
Automotive Retail–0.36%
Advance Auto Parts, Inc.	3,738	564,401
AutoZone, Inc.(b)	1,184	3,053,536
CarMax, Inc.(b)(c)	9,486	657,949
O’Reilly Automotive, Inc.(b)	3,832	3,312,917
		7,588,803
Biotechnology–2.35%
AbbVie, Inc.	106,272	17,128,921
Amgen, Inc.	32,084	9,188,858
Biogen, Inc.(b)	8,726	2,662,914
Gilead Sciences, Inc.	75,592	6,639,245
Incyte Corp.(b)	11,178	890,551
Moderna, Inc.(b)	20,221	3,557,076
Regeneron Pharmaceuticals, Inc.(b)	6,440	4,840,948
Vertex Pharmaceuticals, Inc.(b)	15,247	4,824,151
		49,732,664
Brewers–0.03%
Molson Coors Beverage Co., Class B	11,022	607,422
Broadcasting–0.07%
Fox Corp., Class A	18,471	599,384

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadcasting–(continued)
Fox Corp., Class B	8,471	$258,535
Paramount Global, Class B(c)	30,351	609,448
		1,467,367
Building Products–0.46%
A.O. Smith Corp.(c)	8,091	491,447
Allegion PLC	5,248	596,435
Carrier Global Corp.	50,698	2,246,935
Fortune Brands Home & Security, Inc.	7,954	519,714
Johnson Controls International PLC	41,747	2,773,671
Masco Corp.	14,280	725,139
Trane Technologies PLC	13,897	2,479,503
		9,832,844
Cable & Satellite–0.59%
Charter Communications, Inc., Class A(b)	6,663	2,607,165
Comcast Corp., Class A	264,690	9,698,242
DISH Network Corp., Class A(b)	14,609	234,474
		12,539,881
Casinos & Gaming–0.14%
Caesars Entertainment, Inc.(b)	12,701	645,338
Las Vegas Sands Corp.(b)	20,113	942,093
MGM Resorts International	21,080	777,009
Wynn Resorts Ltd.(b)	6,157	515,094
		2,879,534
Commodity Chemicals–0.17%
Dow, Inc.	43,714	2,228,103
LyondellBasell Industries N.V., Class A	15,621	1,327,941
		3,556,044
Communications Equipment–0.87%
Arista Networks, Inc.(b)	14,814	2,063,590
Cisco Systems, Inc.	249,181	12,389,280
F5, Inc.(b)	3,608	557,833
Juniper Networks, Inc.	19,322	642,263
Motorola Solutions, Inc.	10,034	2,731,255
		18,384,221
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	12,070	1,029,571
Construction & Engineering–0.06%
Quanta Services, Inc.	8,466	1,268,884
Construction Machinery & Heavy Trucks–0.61%
Caterpillar, Inc.	31,730	7,501,289
Cummins, Inc.	8,461	2,125,065
PACCAR, Inc.(c)	20,634	2,185,347
Wabtec Corp.	11,100	1,122,099
		12,933,800
Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,707	1,358,541
Vulcan Materials Co.	7,884	1,445,374
		2,803,915
Consumer Electronics–0.04%
Garmin Ltd.	9,027	839,421
Shares		Value
Consumer Finance–0.52%
American Express Co.	36,051	$5,681,277
Capital One Financial Corp.	23,431	2,419,017
Discover Financial Services	16,748	1,814,813
Synchrony Financial	29,895	1,123,454
		11,038,561
Copper–0.16%
Freeport-McMoRan, Inc.	87,225	3,471,555
Data Processing & Outsourced Services–3.08%
Automatic Data Processing, Inc.	24,956	6,591,878
Broadridge Financial Solutions, Inc.	6,937	1,034,376
Fidelity National Information Services, Inc.	36,410	2,642,638
Fiserv, Inc.(b)	38,442	4,011,807
FleetCor Technologies, Inc.(b)	4,610	904,482
Global Payments, Inc.	16,974	1,761,562
Jack Henry & Associates, Inc.	4,331	820,075
Mastercard, Inc., Class A	51,445	18,334,998
Paychex, Inc.	19,547	2,424,414
PayPal Holdings, Inc.(b)	69,219	5,427,462
Visa, Inc., Class A(c)	98,273	21,325,241
		65,278,933
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	10,688	780,438
Constellation Brands, Inc., Class A	9,765	2,513,023
		3,293,461
Distributors–0.15%
Genuine Parts Co.	8,461	1,551,155
LKQ Corp.	15,689	852,383
Pool Corp.	2,382	784,655
		3,188,193
Diversified Banks–2.86%
Bank of America Corp.	420,174	15,903,586
Citigroup, Inc.	116,975	5,662,760
JPMorgan Chase & Co.	176,161	24,341,927
U.S. Bancorp	81,631	3,705,231
Wells Fargo & Co.	227,547	10,910,878
		60,524,382
Diversified Support Services–0.19%
Cintas Corp.	5,239	2,419,265
Copart, Inc.(b)	25,366	1,688,361
		4,107,626
Drug Retail–0.08%
Walgreens Boots Alliance, Inc.	42,570	1,766,655
Electric Utilities–1.89%
Alliant Energy Corp.	14,874	837,406
American Electric Power Co., Inc.	30,612	2,963,242
Constellation Energy Corp.	19,400	1,864,728
Duke Energy Corp.	46,335	4,630,257
Edison International	22,571	1,504,583
Entergy Corp.	12,460	1,448,724
Evergy, Inc.	13,623	806,618
Eversource Energy	20,426	1,692,498
Exelon Corp.	59,587	2,465,114
FirstEnergy Corp.	32,627	1,345,537
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
NextEra Energy, Inc.	117,888	$9,985,114
NRG Energy, Inc.	14,324	608,054
PG&E Corp.(b)(c)	96,564	1,516,055
Pinnacle West Capital Corp.	6,703	524,979
PPL Corp.	44,267	1,306,762
Southern Co. (The)	64,168	4,340,323
Xcel Energy, Inc.	32,467	2,279,833
		40,119,827
Electrical Components & Equipment–0.55%
AMETEK, Inc.	13,744	1,957,421
Eaton Corp. PLC	24,078	3,935,549
Emerson Electric Co.	36,024	3,450,019
Generac Holdings, Inc.(b)	3,749	395,594
Rockwell Automation, Inc.(c)	6,902	1,823,646
		11,562,229
Electronic Components–0.21%
Amphenol Corp., Class A	35,587	2,862,262
Corning, Inc.	44,935	1,533,632
		4,395,894
Electronic Equipment & Instruments–0.23%
Keysight Technologies, Inc.(b)	10,873	1,966,817
Teledyne Technologies, Inc.(b)	2,773	1,164,937
Trimble, Inc.(b)	14,912	890,992
Zebra Technologies Corp., Class A(b)	3,127	845,166
		4,867,912
Electronic Manufacturing Services–0.12%
TE Connectivity Ltd. (Switzerland)	19,345	2,439,791
Environmental & Facilities Services–0.29%
Republic Services, Inc.	12,407	1,728,171
Rollins, Inc.	13,448	543,837
Waste Management, Inc.	22,865	3,834,918
		6,106,926
Fertilizers & Agricultural Chemicals–0.29%
CF Industries Holdings, Inc.	11,977	1,295,792
Corteva, Inc.	43,195	2,900,976
FMC Corp.	7,530	983,719
Mosaic Co. (The)	20,752	1,064,578
		6,245,065
Financial Exchanges & Data–1.12%
Cboe Global Markets, Inc.	6,239	791,355
CME Group, Inc., Class A	21,679	3,826,344
FactSet Research Systems, Inc.	2,245	1,035,596
Intercontinental Exchange, Inc.	33,382	3,615,604
MarketAxess Holdings, Inc.	2,224	595,854
Moody’s Corp.	9,610	2,866,375
MSCI, Inc.	4,822	2,448,756
Nasdaq, Inc.	20,862	1,428,213
S&P Global, Inc.	20,478	7,224,638
		23,832,735
Food Distributors–0.12%
Sysco Corp.	30,370	2,627,309
Food Retail–0.09%
Kroger Co. (The)	39,592	1,947,530
Shares		Value
Footwear–0.39%
NIKE, Inc., Class B	75,832	$8,318,012
Gas Utilities–0.05%
Atmos Energy Corp.	8,286	995,977
General Merchandise Stores–0.48%
Dollar General Corp.	13,765	3,519,435
Dollar Tree, Inc.(b)	12,687	1,906,729
Target Corp.	27,939	4,667,769
		10,093,933
Gold–0.11%
Newmont Corp.	47,380	2,249,129
Health Care Distributors–0.33%
AmerisourceBergen Corp.	9,343	1,594,757
Cardinal Health, Inc.	16,573	1,328,657
Henry Schein, Inc.(b)	8,238	666,619
McKesson Corp.	8,665	3,307,257
		6,897,290
Health Care Equipment–2.51%
Abbott Laboratories	105,019	11,297,944
ABIOMED, Inc.(b)	2,705	1,021,922
Baxter International, Inc.	30,797	1,740,954
Becton, Dickinson and Co.	17,162	4,279,173
Boston Scientific Corp.(b)	86,349	3,909,019
DexCom, Inc.(b)	23,398	2,720,720
Edwards Lifesciences Corp.(b)	37,095	2,865,589
Hologic, Inc.(b)	14,829	1,129,377
IDEXX Laboratories, Inc.(b)(c)	5,039	2,145,959
Intuitive Surgical, Inc.(b)	21,671	5,859,622
Medtronic PLC	79,862	6,312,293
ResMed, Inc.	8,687	1,999,747
STERIS PLC	5,949	1,104,967
Stryker Corp.	20,063	4,692,535
Teleflex, Inc.	2,784	651,790
Zimmer Biomet Holdings, Inc.	12,412	1,490,681
		53,222,292
Health Care Facilities–0.17%
HCA Healthcare, Inc.	12,939	3,108,206
Universal Health Services, Inc., Class B	4,001	523,531
		3,631,737
Health Care REITs–0.19%
Healthpeak Properties, Inc.	32,043	841,449
Ventas, Inc.	23,780	1,106,483
Welltower, Inc.	27,851	1,978,257
		3,926,189
Health Care Services–0.79%
Cigna Corp.	18,339	6,031,514
CVS Health Corp.	78,673	8,015,205
DaVita, Inc.(b)	3,832	282,533
Laboratory Corp. of America Holdings	5,598	1,347,439
Quest Diagnostics, Inc.	7,177	1,089,684
		16,766,375
Health Care Supplies–0.10%
Align Technology, Inc.(b)	4,357	856,848
Cooper Cos., Inc. (The)	2,930	926,905
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.	12,788	$386,965
		2,170,718
Home Furnishings–0.02%
Mohawk Industries, Inc.(b)(c)	3,194	323,648
Home Improvement Retail–1.33%
Home Depot, Inc. (The)	61,773	20,013,835
Lowe’s Cos., Inc.	38,415	8,165,108
		28,178,943
Homebuilding–0.22%
D.R. Horton, Inc.	19,070	1,640,020
Lennar Corp., Class A	15,839	1,391,139
NVR, Inc.(b)	192	890,690
PulteGroup, Inc.	14,822	663,729
		4,585,578
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	42,424	803,511
Hotels, Resorts & Cruise Lines–0.61%
Booking Holdings, Inc.(b)	2,387	4,963,647
Carnival Corp.(b)(c)	59,705	592,871
Expedia Group, Inc.(b)	8,925	953,547
Hilton Worldwide Holdings, Inc.	16,560	2,361,787
Marriott International, Inc., Class A	16,693	2,760,188
Norwegian Cruise Line Holdings Ltd.(b)(c)	24,453	402,007
Royal Caribbean Cruises Ltd.(b)	13,323	798,447
		12,832,494
Household Appliances–0.02%
Whirlpool Corp.(c)	3,351	491,022
Household Products–1.43%
Church & Dwight Co., Inc.	14,283	1,169,349
Clorox Co. (The)	7,311	1,086,780
Colgate-Palmolive Co.	50,078	3,880,043
Kimberly-Clark Corp.	20,393	2,765,903
Procter & Gamble Co. (The)	143,888	21,462,334
		30,364,409
Housewares & Specialties–0.01%
Newell Brands, Inc.	22,150	287,286
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	6,513	513,094
Hypermarkets & Super Centers–1.29%
Costco Wholesale Corp.	26,542	14,312,774
Walmart, Inc.	85,674	13,058,431
		27,371,205
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	39,614	1,145,637
Industrial Conglomerates–0.89%
3M Co.	33,165	4,177,795
General Electric Co.	66,252	5,695,685
Honeywell International, Inc.	40,746	8,945,784
		18,819,264
Shares		Value
Industrial Gases–0.67%
Air Products and Chemicals, Inc.	13,396	$4,154,903
Linde PLC (United Kingdom)	29,954	10,078,922
		14,233,825
Industrial Machinery–0.80%
Dover Corp.	8,554	1,214,240
Fortive Corp.	21,306	1,439,220
IDEX Corp.	4,517	1,072,742
Illinois Tool Works, Inc.	16,971	3,860,393
Ingersoll Rand, Inc.	24,216	1,306,938
Nordson Corp.	3,187	753,694
Otis Worldwide Corp.	25,250	1,971,772
Parker-Hannifin Corp.	7,633	2,281,809
Pentair PLC	9,832	450,011
Snap-on, Inc.	3,176	764,146
Stanley Black & Decker, Inc.	9,000	735,480
Xylem, Inc.	10,712	1,203,493
		17,053,938
Industrial REITs–0.31%
Prologis, Inc.	55,504	6,537,816
Insurance Brokers–0.66%
Aon PLC, Class A	12,661	3,903,133
Arthur J. Gallagher & Co.	12,522	2,493,256
Brown & Brown, Inc.	13,931	830,148
Marsh & McLennan Cos., Inc.	29,998	5,195,054
Willis Towers Watson PLC	6,646	1,635,979
		14,057,570
Integrated Oil & Gas–2.40%
Chevron Corp.	108,240	19,841,474
Exxon Mobil Corp.(e)	250,496	27,890,225
Occidental Petroleum Corp.	44,790	3,112,457
		50,844,156
Integrated Telecommunication Services–0.85%
AT&T, Inc.	430,034	8,291,055
Verizon Communications, Inc.	251,902	9,819,140
		18,110,195
Interactive Home Entertainment–0.29%
Activision Blizzard, Inc.	42,789	3,164,247
Electronic Arts, Inc.	15,876	2,076,263
Take-Two Interactive Software, Inc.(b)	9,314	984,397
		6,224,907
Interactive Media & Services–4.06%
Alphabet, Inc., Class A(b)	360,315	36,388,212
Alphabet, Inc., Class C(b)	322,272	32,694,494
Match Group, Inc.(b)	16,819	850,369
Meta Platforms, Inc., Class A(b)	137,080	16,189,148
		86,122,223
Internet & Direct Marketing Retail–2.55%
Amazon.com, Inc.(b)	532,721	51,428,885
eBay, Inc.	33,374	1,516,515
Etsy, Inc.(b)(c)	7,532	994,902
		53,940,302
Internet Services & Infrastructure–0.10%
Akamai Technologies, Inc.(b)(c)	9,654	915,779
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	5,741	$1,147,109
		2,062,888
Investment Banking & Brokerage–1.15%
Charles Schwab Corp. (The)	91,777	7,575,274
Goldman Sachs Group, Inc. (The)	20,641	7,970,522
Morgan Stanley	80,488	7,491,018
Raymond James Financial, Inc.	11,589	1,354,754
		24,391,568
IT Consulting & Other Services–1.17%
Accenture PLC, Class A	37,983	11,430,224
Cognizant Technology Solutions Corp., Class A	31,209	1,941,512
DXC Technology Co.(b)	14,566	432,173
EPAM Systems, Inc.(b)	3,514	1,295,190
Gartner, Inc.(b)	4,885	1,711,557
International Business Machines Corp.	54,065	8,050,279
		24,860,935
Leisure Products–0.02%
Hasbro, Inc.	7,704	483,965
Life & Health Insurance–0.49%
Aflac, Inc.(c)	34,563	2,486,116
Globe Life, Inc.	5,520	662,179
Lincoln National Corp.	10,089	392,866
MetLife, Inc.	40,270	3,088,709
Principal Financial Group, Inc.	14,421	1,293,275
Prudential Financial, Inc.	22,457	2,426,030
		10,349,175
Life Sciences Tools & Services–1.82%
Agilent Technologies, Inc.(c)	17,845	2,765,618
Bio-Rad Laboratories, Inc., Class A(b)	1,266	525,023
Bio-Techne Corp.	9,340	793,807
Charles River Laboratories International, Inc.(b)	3,000	685,710
Danaher Corp.	39,351	10,758,957
Illumina, Inc.(b)	9,601	2,093,786
IQVIA Holdings, Inc.(b)	11,351	2,474,745
Mettler-Toledo International, Inc.(b)(c)	1,367	2,008,888
PerkinElmer, Inc.	7,498	1,047,695
Thermo Fisher Scientific, Inc.	23,548	13,192,060
Waters Corp.(b)	3,626	1,256,772
West Pharmaceutical Services, Inc.	4,401	1,032,739
		38,635,800
Managed Health Care–2.21%
Centene Corp.(b)	34,355	2,990,603
Elevance Health, Inc.	14,420	7,684,706
Humana, Inc.	7,541	4,146,796
Molina Healthcare, Inc.(b)	3,470	1,168,592
UnitedHealth Group, Inc.	56,181	30,773,705
		46,764,402
Metal & Glass Containers–0.05%
Ball Corp.	19,245	1,079,260
Movies & Entertainment–0.99%
Live Nation Entertainment, Inc.(b)	8,026	583,972
Netflix, Inc.(b)	26,686	8,153,374
Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)(b)	109,181	$10,685,544
Warner Bros Discovery, Inc.(b)	134,537	1,533,722
		20,956,612
Multi-line Insurance–0.23%
American International Group, Inc.	45,705	2,884,443
Assurant, Inc.	3,396	435,435
Hartford Financial Services Group, Inc. (The)	19,942	1,522,970
		4,842,848
Multi-Sector Holdings–1.63%
Berkshire Hathaway, Inc., Class B(b)	108,471	34,558,861
Multi-Utilities–0.83%
Ameren Corp.	15,307	1,367,221
CenterPoint Energy, Inc.	37,364	1,162,394
CMS Energy Corp.	17,216	1,051,381
Consolidated Edison, Inc.	21,017	2,060,507
Dominion Energy, Inc.	50,038	3,057,822
DTE Energy Co.	11,512	1,335,507
NiSource, Inc.	24,190	675,869
Public Service Enterprise Group, Inc.	30,044	1,819,164
Sempra Energy	18,735	3,113,570
WEC Energy Group, Inc.	18,740	1,857,883
		17,501,318
Office REITs–0.11%
Alexandria Real Estate Equities, Inc.	8,854	1,377,771
Boston Properties, Inc.	8,445	608,715
Vornado Realty Trust	9,182	232,213
		2,218,699
Oil & Gas Equipment & Services–0.38%
Baker Hughes Co., Class A	60,812	1,764,764
Halliburton Co.	53,700	2,034,693
Schlumberger Ltd.	84,259	4,343,552
		8,143,009
Oil & Gas Exploration & Production–1.37%
APA Corp.	20,162	944,590
ConocoPhillips	76,516	9,450,491
Coterra Energy, Inc.	48,035	1,340,657
Devon Energy Corp.	39,357	2,696,742
Diamondback Energy, Inc.	10,684	1,581,446
EOG Resources, Inc.	35,372	5,020,348
EQT Corp.	22,303	945,870
Hess Corp.	16,961	2,440,857
Marathon Oil Corp.	42,187	1,292,188
Pioneer Natural Resources Co.	14,345	3,385,276
		29,098,465
Oil & Gas Refining & Marketing–0.47%
Marathon Petroleum Corp.	29,970	3,650,646
Phillips 66	28,678	3,109,842
Valero Energy Corp.	23,680	3,164,122
		9,924,610
Oil & Gas Storage & Transportation–0.36%
Kinder Morgan, Inc.	119,167	2,278,473
ONEOK, Inc.	26,495	1,773,045
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Corp.	13,679	$1,017,581
Williams Cos., Inc. (The)	74,105	2,571,444
		7,640,543
Packaged Foods & Meats–0.96%
Campbell Soup Co.	12,011	644,630
Conagra Brands, Inc.	28,501	1,082,468
General Mills, Inc.	35,838	3,056,981
Hershey Co. (The)	8,919	2,097,481
Hormel Foods Corp.	16,762	787,814
JM Smucker Co. (The)	6,438	991,516
Kellogg Co.	15,202	1,108,986
Kraft Heinz Co. (The)	47,876	1,883,921
Lamb Weston Holdings, Inc.	8,544	742,474
McCormick & Co., Inc.	14,838	1,263,901
Mondelez International, Inc., Class A	82,378	5,569,577
Tyson Foods, Inc., Class A	17,248	1,143,197
		20,372,946
Paper Packaging–0.22%
Amcor PLC	89,699	1,107,783
Avery Dennison Corp.	4,918	950,797
International Paper Co.	22,094	820,129
Packaging Corp. of America	5,643	766,827
Sealed Air Corp.	8,802	468,530
WestRock Co.	15,419	584,689
		4,698,755
Personal Products–0.15%
Estee Lauder Cos., Inc. (The), Class A	13,809	3,256,024
Pharmaceuticals–4.51%
Bristol-Myers Squibb Co.	127,709	10,252,478
Catalent, Inc.(b)	10,640	533,383
Eli Lilly and Co.	47,228	17,525,366
Johnson & Johnson	158,027	28,128,806
Merck & Co., Inc.	152,263	16,767,202
Organon & Co.	14,833	385,955
Pfizer, Inc.	337,331	16,910,403
Viatris, Inc.	70,757	780,450
Zoetis, Inc.	28,110	4,332,875
		95,616,918
Property & Casualty Insurance–0.90%
Allstate Corp. (The)	16,393	2,195,023
Arch Capital Group Ltd.(b)(c)	22,178	1,328,684
Chubb Ltd.	25,102	5,512,148
Cincinnati Financial Corp.	9,569	1,061,776
Loews Corp.	11,610	675,122
Progressive Corp. (The)	35,249	4,658,155
Travelers Cos., Inc. (The)	14,333	2,720,547
W.R. Berkley Corp.	12,446	949,381
		19,100,836
Publishing–0.03%
News Corp., Class A	22,994	440,335
News Corp., Class B	6,973	135,625
		575,960
Railroads–0.76%
CSX Corp.	129,611	4,236,984
Shares		Value
Railroads–(continued)
Norfolk Southern Corp.	14,237	$3,651,790
Union Pacific Corp.	37,685	8,193,850
		16,082,624
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)(c)	19,884	1,582,766
Regional Banks–0.93%
Citizens Financial Group, Inc.	29,153	1,235,504
Comerica, Inc.	7,650	548,811
Fifth Third Bancorp	40,624	1,477,089
First Republic Bank (Acquired 12/31/2018-07/27/2022; Cost $1,031,773)(f)	10,649	1,358,919
Huntington Bancshares, Inc.	84,729	1,311,605
KeyCorp	54,935	1,033,327
M&T Bank Corp.	10,555	1,794,561
PNC Financial Services Group, Inc. (The)	24,654	4,148,282
Regions Financial Corp.	55,771	1,294,445
Signature Bank	3,728	520,056
SVB Financial Group(b)	3,490	808,912
Truist Financial Corp.	79,313	3,712,641
Zions Bancorporation N.A.	9,391	486,642
		19,730,794
Reinsurance–0.04%
Everest Re Group Ltd.	2,339	790,442
Research & Consulting Services–0.33%
CoStar Group, Inc.(b)	23,799	1,928,671
Equifax, Inc.	7,249	1,430,735
Jacobs Solutions, Inc.(c)	7,623	964,614
Leidos Holdings, Inc.	8,336	911,375
Verisk Analytics, Inc.	9,576	1,759,207
		6,994,602
Residential REITs–0.35%
AvalonBay Communities, Inc.	8,302	1,452,020
Camden Property Trust	6,350	764,095
Equity Residential	20,303	1,316,853
Essex Property Trust, Inc.	3,877	854,413
Invitation Homes, Inc.	34,851	1,137,188
Mid-America Apartment Communities, Inc.	6,852	1,129,758
UDR, Inc.	17,769	736,880
		7,391,207
Restaurants–1.23%
Chipotle Mexican Grill, Inc.(b)	1,672	2,720,277
Darden Restaurants, Inc.	7,593	1,116,095
Domino’s Pizza, Inc.	2,162	840,434
McDonald’s Corp.	44,352	12,098,782
Starbucks Corp.	69,085	7,060,487
Yum! Brands, Inc.	17,149	2,206,391
		26,042,466
Retail REITs–0.31%
Federal Realty Investment Trust	4,205	467,176
Kimco Realty Corp.	36,639	839,766
Realty Income Corp.	37,119	2,341,095
Regency Centers Corp.	9,015	598,866
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	19,525	$2,332,066
		6,578,969
Semiconductor Equipment–0.83%
Applied Materials, Inc.	52,826	5,789,730
Enphase Energy, Inc.(b)	8,199	2,628,517
KLA Corp.	8,523	3,350,817
Lam Research Corp.	8,287	3,914,613
SolarEdge Technologies, Inc.(b)	3,302	986,836
Teradyne, Inc.	9,686	905,157
		17,575,670
Semiconductors–4.31%
Advanced Micro Devices, Inc.(b)	97,196	7,545,326
Analog Devices, Inc.	31,573	5,427,714
Broadcom, Inc.	24,272	13,374,600
Intel Corp.	245,405	7,379,328
Microchip Technology, Inc.	33,034	2,615,963
Micron Technology, Inc.(c)	66,532	3,835,570
Monolithic Power Systems, Inc.	2,690	1,027,472
NVIDIA Corp.	150,504	25,469,792
NXP Semiconductors N.V. (China)	15,800	2,778,272
ON Semiconductor Corp.(b)	25,901	1,947,755
Qorvo, Inc.(b)	6,448	639,964
QUALCOMM, Inc.	67,498	8,537,822
Skyworks Solutions, Inc.	9,662	923,881
Texas Instruments, Inc.	54,918	9,910,502
		91,413,961
Soft Drinks–1.63%
Coca-Cola Co. (The)	233,616	14,860,314
Keurig Dr Pepper, Inc.	51,068	1,974,800
Monster Beverage Corp.(b)	23,118	2,377,917
PepsiCo, Inc.	82,800	15,360,228
		34,573,259
Specialized REITs–1.22%
American Tower Corp.	27,917	6,176,636
Crown Castle, Inc.	25,814	3,650,874
Digital Realty Trust, Inc.	17,348	1,950,956
Equinix, Inc.	5,427	3,748,158
Extra Space Storage, Inc.	7,955	1,278,289
Iron Mountain, Inc.	17,204	934,693
Public Storage(c)	9,496	2,829,428
SBA Communications Corp., Class A	6,463	1,934,376
VICI Properties, Inc.(c)	57,407	1,963,319
Weyerhaeuser Co.	44,401	1,452,357
		25,919,086
Specialty Chemicals–0.70%
Albemarle Corp.	6,949	1,931,753
Celanese Corp.	6,369	683,394
DuPont de Nemours, Inc.	30,310	2,137,158
Eastman Chemical Co.	7,865	681,266
Ecolab, Inc.	14,811	2,219,132
International Flavors & Fragrances, Inc.(c)	15,125	1,600,527
PPG Industries, Inc.	14,104	1,907,143
Sherwin-Williams Co. (The)	14,332	3,571,248
		14,731,621
Shares		Value
Specialty Stores–0.17%
Bath & Body Works, Inc.	14,216	$604,180
Tractor Supply Co.	6,761	1,530,082
Ulta Beauty, Inc.(b)	3,114	1,447,512
		3,581,774
Steel–0.11%
Nucor Corp.	15,860	2,378,207
Systems Software–6.13%
Fortinet, Inc.(b)(c)	40,312	2,142,986
Gen Digital, Inc.	34,571	793,750
Microsoft Corp.	448,257	114,368,291
Oracle Corp.	91,300	7,580,639
ServiceNow, Inc.(b)	12,078	5,028,071
		129,913,737
Technology Distributors–0.07%
CDW Corp.	8,063	1,521,004
Technology Hardware, Storage & Peripherals–6.58%
Apple, Inc.	907,977	134,407,836
Hewlett Packard Enterprise Co.	76,528	1,284,140
HP, Inc.(c)	54,698	1,643,128
NetApp, Inc.	13,084	884,609
Seagate Technology Holdings PLC	12,029	637,176
Western Digital Corp.(b)	18,591	683,219
		139,540,108
Tobacco–0.68%
Altria Group, Inc.	108,324	5,045,732
Philip Morris International, Inc.	93,002	9,269,509
		14,315,241
Trading Companies & Distributors–0.23%
Fastenal Co.	34,196	1,761,436
United Rentals, Inc.(b)	4,303	1,519,088
W.W. Grainger, Inc.	2,721	1,640,926
		4,921,450
Trucking–0.12%
J.B. Hunt Transport Services, Inc.	4,992	917,979
Old Dominion Freight Line, Inc.	5,535	1,674,946
		2,592,925
Water Utilities–0.08%
American Water Works Co., Inc.	10,784	1,636,580
Wireless Telecommunication Services–0.26%
T-Mobile US, Inc.(b)	36,180	5,479,823
Total Common Stocks & Other Equity Interests (Cost $828,762,689)		2,061,068,794
Money Market Funds–2.63%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(g)	20,226,952	20,226,952
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(g)	12,518,325	12,522,080
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(g)	23,116,517	$23,116,517
Total Money Market Funds (Cost $55,860,707)		55,865,549
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $884,623,396)		2,116,934,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.67%
Invesco Private Government Fund, 3.83%(d)(g)(h)	15,852,475	15,852,475
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.15%(d)(g)(h)	40,744,446	$40,752,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,600,995)		56,605,069
TOTAL INVESTMENTS IN SECURITIES–102.54% (Cost $941,224,391)		2,173,539,412
OTHER ASSETS LESS LIABILITIES—(2.54)%		(53,921,175)
NET ASSETS–100.00%		$2,119,618,237
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Invesco Ltd.	$328,856	$118,712	$-	$74,938	$-	$522,506	$5,127
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,532,355	16,287,123	(5,592,526)	-	-	20,226,952	109,040
Invesco Liquid Assets Portfolio, Institutional Class	4,881,331	11,633,659	(3,994,661)	1,677	74	12,522,080	64,734
Invesco Treasury Portfolio, Institutional Class	10,894,120	18,613,855	(6,391,458)	-	-	23,116,517	124,800
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,103,315	56,305,021	(52,555,861)	-	-	15,852,475	113,175*
Invesco Private Prime Fund	31,122,812	113,889,272	(104,267,583)	1,619	6,474	40,752,594	313,948*
Total	$68,862,789	$216,847,642	$(172,802,089)	$78,234	$6,548	$112,993,124	$730,824

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	294	December-2022	$59,994,375	$2,371,030	$2,371,030
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,061,068,794	$—	$—	$2,061,068,794
Money Market Funds	55,865,549	56,605,069	—	112,470,618
Total Investments in Securities	2,116,934,343	56,605,069	—	2,173,539,412
Other Investments - Assets*
Futures Contracts	2,371,030	—	—	2,371,030
Total Investments	$2,119,305,373	$56,605,069	$—	$2,175,910,442

*	Unrealized appreciation.
Invesco S&P 500 Index Fund